Offerings - Offering: 1	Nov. 03, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Amount Registered | shares	2,043,226
Proposed Maximum Offering Price per Unit	0.745
Maximum Aggregate Offering Price	$ 1,522,203.37
Fee Rate	0.0087%
Amount of Registration Fee	$ 132.43
Offering Note	(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended, the shares being registered hereunder include such indeterminate number of shares of common stock as may be issuable with respect to the shares being registered hereunder, as a result of stock splits, stock dividends or other similar transactions. (2) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended, based on the average of the high and low prices of a share of common stock on the New York Stock Exchange on November 2, 2026, which was $0.745.